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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22328

Columbia Seligman Premium Technology Growth Fund, Inc.

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.2%
Issuer	Shares	Value ($)
Consumer Discretionary 0.9%
Internet & Direct Marketing Retail 0.2%
JD.com, Inc., ADR(a)	18,800	718,160
Media 0.7%
Comcast Corp., Class A	61,400	2,362,672
Total Consumer Discretionary		3,080,832
Information Technology 98.1%
Communications Equipment 3.9%
Arista Networks, Inc.(a)	24,329	4,613,022
Arris International PLC(a)	177,496	5,056,861
Brocade Communications Systems, Inc.	228,100	2,725,795
Lumentum Holdings, Inc.(a)	9,100	494,585
Total		12,890,263
Electronic Equipment, Instruments & Components 0.7%
Keysight Technologies, Inc.(a)	39,700	1,653,902
Orbotech Ltd.(a)	18,600	785,106
Total		2,439,008
Internet Software & Services 9.6%
Alphabet, Inc., Class A(a)	8,600	8,373,992
Alphabet, Inc., Class C(a)	10,124	9,710,029
eBay, Inc.(a)	157,200	6,045,912
Facebook, Inc., Class A(a)	34,300	5,860,841
GoDaddy, Inc., Class A(a)	29,780	1,295,728
Okta, Inc.(a)	11,519	324,951
Total		31,611,453
IT Services 6.3%
DXC Technology Co.	42,040	3,610,395
Euronet Worldwide, Inc.(a)	15,865	1,503,844
Fidelity National Information Services, Inc.	12,100	1,130,019
PayPal Holdings, Inc.(a)	38,100	2,439,543
Travelport Worldwide Ltd.	169,667	2,663,772
Visa, Inc., Class A	89,800	9,450,552
Total		20,798,125
Semiconductors & Semiconductor Equipment 47.5%
Applied Materials, Inc.(b)	219,000	11,407,710
Broadcom Ltd.	75,000	18,190,500
Cavium, Inc.(a)	130,631	8,613,808
Cypress Semiconductor Corp.	116,600	1,751,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Inphi Corp.(a)	109,000	4,326,210
Integrated Device Technology, Inc.(a)	270,600	7,192,548
Lam Research Corp.(b)	161,148	29,818,826
Lattice Semiconductor Corp.(a)	808,616	4,212,889
Maxim Integrated Products, Inc.	186,077	8,877,734
Microchip Technology, Inc.	85,100	7,640,278
Micron Technology, Inc.(a),(b)	551,000	21,670,830
ON Semiconductor Corp.(a)	224,018	4,137,612
Qorvo, Inc.(a)	178,684	12,629,385
Synaptics, Inc.(a)	189,545	7,426,373
Teradyne, Inc.	256,971	9,582,449
Total		157,478,484
Software 16.7%
Adobe Systems, Inc.(a)	8,000	1,193,440
Check Point Software Technologies Ltd.(a)	19,700	2,246,194
CyberArk Software Ltd.(a)	11,107	455,387
Fortinet, Inc.(a)	120,163	4,306,642
Micro Focus International PLC	5,533	176,977
Micro Focus International PLC, ADR(a)	16,918	539,684
Microsoft Corp.	38,500	2,867,865
Nuance Communications, Inc.(a)	523,507	8,229,530
Oracle Corp.	155,700	7,528,095
Salesforce.com, Inc.(a)	34,300	3,204,306
Splunk, Inc.(a)	23,600	1,567,748
Synopsys, Inc.(a),(b)	155,189	12,497,370
Tableau Software, Inc., Class A(a)	15,142	1,133,985
TiVo Corp.	319,100	6,334,135
Verint Systems, Inc.(a)	32,100	1,343,385
Zendesk, Inc.(a)	29,500	858,745
Zynga, Inc., Class A(a)	245,500	927,990
Total		55,411,478
Technology Hardware, Storage & Peripherals 13.4%
Apple, Inc.(b)	121,300	18,694,756
Electronics for Imaging, Inc.(a)	182,770	7,800,624
Hewlett Packard Enterprise Co.	136,800	2,012,328
Western Digital Corp.	120,300	10,393,920
Xerox Corp.	160,700	5,349,703
Total		44,251,331
Total Information Technology		324,880,142

Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.2%
Ooma, Inc.(a)	60,549	638,792
Total Telecommunication Services		638,792
Total Common Stocks (Cost $227,420,982)		328,599,766

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	2,886,186	2,886,186
Total Money Market Funds (Cost $2,886,142)		2,886,186
Total Investments (Cost: $230,307,124)		331,485,952
Other Assets & Liabilities, Net		(159,670)
Net Assets		331,326,282

At September 30, 2017, securities and/or cash totaling $87,651,840 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
NASDAQ 100 Stock Index	Deutsche Bank	USD	(78,926,734)	(132)	6,050.00	10/2017	(303,152)	(413,160)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	6,445,681	65,594,848	(69,154,343)	2,886,186	(823)	317	28,592	2,886,186
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	3,080,832	—	—	—	3,080,832
Information Technology	324,703,165	176,977	—	—	324,880,142
Telecommunication Services	638,792	—	—	—	638,792
Total Common Stocks	328,422,789	176,977	—	—	328,599,766
Money Market Funds	—	—	—	2,886,186	2,886,186
Total Investments	328,422,789	176,977	—	2,886,186	331,485,952
Derivatives
Liability
Options Contracts Written	(413,160)	—	—	—	(413,160)
Total	328,009,629	176,977	—	2,886,186	331,072,792
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
4	Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Seligman Premium Technology Growth Fund, Inc.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2017